Going Concern (Details Narrative) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Going Concern
Accumulated deficit	$ (17,067,869)	$ (16,727,698)	$ (16,328,812)
Working capital deficit	$ (2,126,128)	$ (2,152,595)